Capital and funding - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)	27,368,909	31,734,256
Number of ordinary shares held by employee share ownership trust (in shares)	1,998,281	1,361,032
Number of ordinary shares held by other group companies in connection with share-based compensation plans (in shares)	326,473	36,903
Ordinary shares
Disclosure of classes of share capital [line items]
Number of treasury shares cancelled (in shares)		112,746,434